SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Redeemable ordinary shares subject to possible redemption, beginning		$ 19,901,169		$ 299,004,083	$ 19,901,169	$ 299,004,083	$ 299,004,083
Remeasurement of carrying value to redemption value	$ 169,912	$ 234,853	$ 2,100,063	$ 3,196,998	404,765		5,813,213	$ 33,209,323
Redemption					(13,781,323)	$ (284,283,159)	(284,916,127)
Redeemable ordinary shares subject to possible redemption, ending	$ 6,524,611				$ 6,524,611		19,901,169	299,004,083
Gross proceeds								287,500,000
Fair value to Public Warrants at issuance								(5,606,250)
Redeemable ordinary share issuance costs								$ (16,098,990)
Redemption							$ (284,916,127)